Other Payables and Accruals	6 Months Ended
Jun. 30, 2026
Disclosure Of Other Payables And Accruals [Abstract]
Other Payables and Accruals
13.
OTHER PAYABLES AND ACCRUALS

	As of June 30, 2026	As of December 31, 2025
(In thousands)
Payables in respect of research and development expenses	$2,169	$1,786
Accrued salaries and bonuses	50	28
Other payables and accruals (See Note 14)	6,477	4,303
	$8,696	$6,117